DEFERRED CHARTER REVENUE	12 Months Ended
Dec. 31, 2014
Deferred Charter Revenue [Abstract]
DEFERRED CHARTER REVENUE
DEFERRED CHARTER REVENUE

In March 2012, the Company agreed an amendment to the time charter for the Capesize vessel Belgravia whereby $5.0 million was paid in advance by the charterer and $95,000 was to be deducted by the charterer from each future hire payment, which are each payable 15 days in advance, until $5.7 million was deducted in total. The Company accounted for this by calculating the total expected charter hire payments at the date of change and recording this expected revenue over the remaining term of the charter party to August 2014 on a straight line basis. The $5.0 million prepayment was recorded as a liability and is being amortized over the remaining term of the charter party on a straight line basis. As of December 31, 2014, nil (2013: $1.3 million) and nil (2013: nil) are recorded in short term and long term liabilities, respectively, with respect to the unamortized balance of the $5.0 million prepayment. As of December 31, 2014, $3.3 million (2013:$2.3 million) is recorded in short term liabilities in respect of income received in advance on other charters.